Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	47 Months Ended
	May 31, 2026 $ / $	May 31, 2026	May 31, 2026
C000236406 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		42.39%	27.65%
C000267498 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.66%)
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		28.99%	20.11%
Solactive GBS United States 1000 Index ($11,043) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.43%
AOT VettaFi Software Platform Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.50%)